Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,178	Taxes	UNITED STATES	U.S. Federal Government—Department of Treasury [Member]	Entity Level Payment [Member]	Crude Oil and Natural Gas [Member]	Exploration and Production [Member]	Well